Note 19 - Cash and Cash Equivalents and Other Investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash at banks	$ 149,424	$ 167,455
Liquidity funds	422,859	105,697
Short-term investments	519,244	44,975
Total cash and cash equivalents	1,091,527	318,127	$ 584,681
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	196,152	239,742
Bonds and other fixed income	211,953	158,107
Fund investments	30,343
Other investments	438,448	397,849
Other investments - non-current
Bonds and other fixed income	113,574	312,619
Others	6,328	7,635
Other investments	$ 119,902	$ 320,254